Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,891,831.74
Previously Paid Amount
Total Fee Amount	1,089.87
Total Offset Amount
Net Fee	$ 1,089.87